                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2011
                                       TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 30, 2007 (as supplemented) for the PrimElite III(SM) variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

                                                                 SUPP-PEIII511NY

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the listing of available investment portfolios with the following:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     AIM Variable Insurance Funds (Invesco Variable Insurance Funds )is a registered open-end management investment company with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

          Invesco Van Kampen V.I. Equity and Income Fund
          Invesco Van Kampen V.I. Growth and Income Fund

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Bond Fund
          American Funds Global Growth Fund
          American Funds Global Small Capitalization Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the subadviser. The following Service Class 2 portfolio is available under the contract:

          Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Mutual Shares Securities Fund

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

          Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
          Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class
               II)
          Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio
               (Class I)
          Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I) Legg Mason Investment Counsel Variable Social Awareness Portfolio

     LEGG MASON PARTNERS VARIABLE INCOME TRUST

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolios are available under the contract:

          Legg Mason Western Asset Variable Global High Yield Bond Portfolio

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Invesco Small Cap Growth Portfolio (Class B)
          Met/Templeton Growth Portfolio (Class B)
          MFS(R) Research International Portfolio (Class B)
          Oppenheimer Capital Appreciation Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          Van Kampen Comstock Portfolio (Class B)

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Artio International Stock Portfolio (Class B)
          BlackRock Money Market Portfolio (Class E)
          FI Value Leaders Portfolio (Class D)
          Jennison Growth Portfolio (Class B)
          MFS(R) Total Return Portfolio (Class F)
          MFS(R) Value Portfolio (Class A)
          T. Rowe Price Large Cap Growth Portfolio (Class B)
          Western Asset Management U.S. Government Portfolio (Class B)

     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Variable Contracts Trust is a trust with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

          Pioneer Mid Cap Value VCT Portfolio

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

     The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

          U.S. Real Estate Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.)

          Legg Mason Variable Lifestyle Allocation 50%
          Legg Mason Variable Lifestyle Allocation 70%
          Legg Mason Variable Lifestyle Allocation 85%

In the "Dollar Cost Averaging Program" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

3. EXPENSES

In the "EXPENSES" section, under "Withdrawal Charge," add the following as the last sentence before the "Free Withdrawal Amount" heading:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

Under "Reduction or Elimination of the Withdrawal Charge," add the following as the second paragraph:

     We will not impose a withdrawal charge if purchase payments are distributed in the form of a transfer of all of your account value to certain eligible contracts issued by us or one of our affiliated companies, provided the contract issue date is at least five years prior to the date of the transfer, or the amount of the withdrawal charge that would otherwise apply is less than or equal to 3% of your account value.

4. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

5. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

6. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

7. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

8. OTHER INFORMATION

In the "OTHER INFORMATION" section, under the "First MetLife Investors" heading, replace the last sentence with the following:

     PrimElite III is a service mark of Primerica, Inc. First MetLife Investors Insurance Company uses this mark pursuant to a license agreement.

9. APPENDIX A

At the end of Appendix A, replace the first paragraph in the "Discontinued Investment Portfolios" section with the following:

     The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Lazard Mid Cap Portfolio (Class B) (closed effective April 30, 2007), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007);
     (c) Metropolitan Series Fund, Inc.: BlackRock Bond Income Portfolio (Class
     E) (closed effective May 1, 2006), BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009), Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011), and Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust:
     Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.

     Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
     Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30, 2010) was replaced with Met Investors Series Trust: Met/Templeton Growth Portfolio (Class B).

     Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust:
     Legg Mason ClearBridge Variable Capital Portfolio (single share class) was replaced with Metropolitan Series Fund, Inc.: Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).

     Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust:
     Legg Mason ClearBridge Variable Dividend Strategy Portfolio (single share class) merged into Legg Mason Partners Variable Equity Trust: Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class I) (closed effective May 1, 2011).

10. INVESTMENT PORTFOLIO REPLACEMENT

After the close of business on April 29, 2011, the Legg Mason ClearBridge Variable Capital Portfolio (single share class) of Legg Mason Partners Variable Equity Trust was replaced by the Davis Venture Value Portfolio (Class B) of Metropolitan Series Fund, Inc. The Davis Venture Value Portfolio (Class B) has been added to the contracts solely to receive account values transferred from the Legg Mason ClearBridge Variable Capital Portfolio (single share class) pursuant to this replacement. The Davis Venture Value Portfolio (Class B) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs).

DAVIS VENTURE VALUE PORTFOLIO (CLASS B) OF METROPOLITAN SERIES FUND, INC.

a.   Adviser: MetLife Advisers, LLC
     -------

     Subadviser: Davis Selected Advisers, L.P.
     ----------

b.   Investment Objective: The Davis Venture Value Portfolio seeks growth of
     --------------------
     capital.

c.   Investment Portfolio Expenses
     -----------------------------
     (as a percentage of average daily net assets of the investment portfolio)

     The following table is a summary. The investment portfolio expense information provided is for the year ended December 31, 2010. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for the investment portfolio.

Management Fees:                           0.70%
12b-1/Service Fees:                        0.25%
Other Expenses:                            0.03%
Acquired Fund Fees and Expenses:           0.00%
                                           ----
Total Annual Portfolio Expenses:           0.98%
Contractual Expense Subsidy or Deferral:   0.05%
                                           ----
Net Total Annual Portfolio Expenses:       0.93%

11. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

12. APPENDIX B

Replace Appendix B in the prospectus with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                Telephone: 888-556-5412
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   --------
AIM VARIABLE INSURANCE FUNDS (INVESCO
   VARIABLE INSURANCE FUNDS)
   Invesco Van Kampen V.I. Equity and
      Income Fund/1/                           0.40%         0.25%         0.31%      0.00%      0.96%        0.21%        0.75%
   Invesco Van Kampen V.I. Growth and
      Income Fund                              0.56%         0.25%         0.29%      0.00%      1.10%        0.23%        0.87%
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Bond Fund                    0.37%         0.25%         0.01%      0.00%      0.63%        0.00%        0.63%
   American Funds Global Growth Fund           0.53%         0.25%         0.03%      0.00%      0.81%        0.00%        0.81%
   American Funds Global Small
      Capitalization Fund                      0.71%         0.25%         0.04%      0.00%      1.00%        0.00%        1.00%
   American Funds Growth Fund                  0.32%         0.25%         0.02%      0.00%      0.59%        0.00%        0.59%
   American Funds Growth-Income Fund           0.27%         0.25%         0.02%      0.00%      0.54%        0.00%        0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   Mid Cap Portfolio                           0.56%         0.25%         0.10%      0.00%      0.91%        0.00%        0.91%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund             0.45%         0.25%         0.02%      0.00%      0.72%        0.00%        0.72%
   Mutual Shares Securities Fund               0.60%         0.25%         0.14%      0.00%      0.99%        0.00%        0.99%
LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST
   Legg Mason ClearBridge Variable
      Aggressive Growth Portfolio              0.75%         0.00%         0.04%      0.00%      0.79%        0.00%        0.79%
   Legg Mason ClearBridge Variable
      Appreciation Portfolio                   0.71%         0.00%         0.03%      0.00%      0.74%        0.00%        0.74%
   Legg Mason ClearBridge Variable Equity
      Income Builder Portfolio                 0.75%         0.25%         0.13%      0.00%      1.13%        0.00%        1.13%
   Legg Mason ClearBridge Variable
      Fundamental All Cap Value Portfolio      0.75%         0.00%         0.05%      0.00%      0.80%        0.00%        0.80%
   Legg Mason ClearBridge Variable Large
      Cap Growth Portfolio                     0.75%         0.00%         0.16%      0.00%      0.91%        0.00%        0.91%
   Legg Mason ClearBridge Variable Large
      Cap Value Portfolio                      0.65%         0.00%         0.10%      0.00%      0.75%        0.00%        0.75%
   Legg Mason ClearBridge Variable Small
      Cap Growth Portfolio                     0.75%         0.00%         0.14%      0.00%      0.89%        0.00%        0.89%
   Legg Mason Investment Counsel Variable
      Social Awareness Portfolio               0.69%         0.00%         0.28%      0.00%      0.97%        0.00%        0.97%
LEGG MASON PARTNERS VARIABLE INCOME
   TRUST
   Legg Mason Western Asset Variable
      Global High Yield Bond Portfolio         0.80%         0.00%         0.11%      0.00%      0.91%        0.00%        0.91%

                                                                                                           CONTRACTUAL      NET
                                                                                    ACQUIRED     TOTAL       EXPENSE       TOTAL
                                                                                      FUND       ANNUAL      SUBSIDY       ANNUAL
                                            MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO       OR        PORTFOLIO
                                               FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    EXPENSES
                                            ----------   -------------   --------   --------   ---------   -----------   --------

MET INVESTORS SERIES TRUST
   Invesco Small Cap Growth Portfolio          0.85%         0.25%         0.04%      0.00%      1.14%        0.02%        1.12%
   Met/Templeton Growth Portfolio              0.69%         0.25%         0.13%      0.00%      1.07%        0.02%        1.05%
   MFS (R) Research International
      Portfolio                                0.69%         0.25%         0.09%      0.00%      1.03%        0.03%        1.00%
   Oppenheimer Capital Appreciation
      Portfolio                                0.60%         0.25%         0.06%      0.00%      0.91%        0.00%        0.91%
   Pioneer Fund Portfolio                      0.64%         0.00%         0.05%      0.00%      0.69%        0.02%        0.67%
   Pioneer Strategic Income Portfolio          0.59%         0.00%         0.08%      0.00%      0.67%        0.00%        0.67%
   Van Kampen Comstock Portfolio               0.60%         0.25%         0.04%      0.00%      0.89%        0.00%        0.89%
METROPOLITAN SERIES FUND, INC.
   Artio International Stock Portfolio         0.82%         0.25%         0.12%      0.02%      1.21%        0.05%        1.16%
   BlackRock Money Market Portfolio            0.32%         0.15%         0.02%      0.00%      0.49%        0.01%        0.48%
   FI Value Leaders Portfolio                  0.67%         0.10%         0.06%      0.00%      0.83%        0.00%        0.83%
   Jennison Growth Portfolio                   0.62%         0.25%         0.02%      0.00%      0.89%        0.07%        0.82%
   MFS(R) Total Return Portfolio               0.54%         0.20%         0.04%      0.00%      0.78%        0.00%        0.78%
   MFS(R) Value Portfolio                      0.71%         0.00%         0.02%      0.00%      0.73%        0.11%        0.62%
   T. Rowe Price Large Cap Growth
      Portfolio                                0.60%         0.25%         0.04%      0.00%      0.89%        0.00%        0.89%
   Western Asset Management U.S.
      Government Portfolio                     0.47%         0.25%         0.03%      0.00%      0.75%        0.01%        0.74%
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer Mid Cap Value VCT Portfolio         0.65%         0.25%         0.09%      0.00%      0.99%        0.00%        0.99%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   U.S. Real Estate Portfolio                  0.80%         0.00%         0.32%      0.00%      1.12%        0.01%        1.11%
LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST
   Legg Mason Variable Lifestyle
      Allocation 50%                           0.00%         0.00%         0.13%      0.69%      0.82%        0.00%        0.82%
   Legg Mason Variable Lifestyle
      Allocation 70%                           0.00%         0.00%         0.20%      0.75%      0.95%        0.00%        0.95%
   Legg Mason Variable Lifestyle
      Allocation 85%                           0.00%         0.00%         0.15%      0.79%      0.94%        0.00%        0.94%

/1/ Total Annual Operating Expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND

INVESTMENT OBJECTIVE: The Invesco Van Kampen V.I. Equity and Income Fund seeks both capital appreciation and current income.

INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Invesco Van Kampen V.I. Growth and Income Fund seeks long-term growth of capital and income.

AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS BOND FUND

INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks as high a level of current income as is consistent with the preservation of capital.

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:

MID CAP PORTFOLIO

SUBADVISER: FMR Co., Inc.

INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund, and Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME SECURITIES FUND

INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

LEGG MASON CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Aggressive Growth Portfolio seeks capital apprecation.

LEGG MASON CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

LEGG MASON CLEARBRIDGE VARIABLE EQUITY INCOME BUILDER PORTFOLIO (CLASS II)

SUBADVISERS: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Equity Income Builder Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)

SUBADVISER: ClearBridge Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

SUBADVISER: Legg Mason Investment Counsel, LLC

INVESTMENT OBJECTIVE: The Legg Mason Investment Counsel Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited

INVESTMENT OBJECTIVE: The Legg Mason Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:

INVESCO SMALL CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

MET/TEMPLETON GROWTH PORTFOLIO

SUBADVISER: Templeton Global Advisors Limited

INVESTMENT OBJECTIVE: The Met/Templeton Growth Portfolio seeks long-term capital growth.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)

SUBADVISER: OppenheimerFunds, Inc.

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIONEER FUND PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)

SUBADVISER: Pioneer Investment Management, Inc.

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

VAN KAMPEN COMSTOCK PORTFOLIO

SUBADVISER: Invesco Advisers, Inc.

INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to each portfolio. The following portfolios are available under the contract:

ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B)

SUBADVISER: Artio Global Management, LLC

INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS E)

SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

FI VALUE LEADERS PORTFOLIO (CLASS D)

SUBADVISER: Pyramis Global Advisors, LLC

INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)

SUBADVISER: Jennison Associates LLC

INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.

MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

SUBADVISER: Massachusetts Financial Services Company

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

MFS(R) VALUE PORTFOLIO (CLASS A)

SUBADVISER: Massachusetts Financial Services Company INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)

SUBADVISER: T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)

SUBADVISER: Western Asset Management Company

INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

PIONEER MID CAP VALUE VCT PORTFOLIO

INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management Inc. is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

U.S. REAL ESTATE PORTFOLIO

INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 50%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 70%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 70% seeks long-term growth of capital.

LEGG MASON VARIABLE LIFESTYLE ALLOCATION 85%

INVESTMENT OBJECTIVE: The Legg Mason Variable Lifestyle Allocation 85% seeks capital appreciation.